Stockholders' Equity - Summary of Activity under Stock Option (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares Issuable Under Options
Outstanding at beginning of period	547,000	211,000	200,500
Options granted	237,000	336,000	20,500
Exercised			(4,416)
Options canceled			(5,584)
Outstanding at end of period	784,000	547,000	211,000
Vested and exercisable at December 31, 2013	432,125	186,958
Weighted Average Exercise Price
Outstanding at beginning of period	$ 0.33	$ 0.23	$ 0.21
Options granted	$ 2.35	$ 0.40	$ 0.40
Exercised			$ 0.11
Options canceled			$ 0.40
Outstanding at end of period	$ 0.94	$ 0.33	$ 0.23
Vested and exercisable at December 31, 2013	$ 1.06	$ 0.21
Intrinsic value
Outstanding and expected to vest at December 31, 2013		$ 1,755,870
Vested and exercisable at December 31, 2013		$ 622,570